Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended				3 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Other Liabilities Member	Dec. 31, 2012 Other Liabilities Member	Dec. 31, 2013 PUERTO RICO	Dec. 31, 2012 PUERTO RICO	Dec. 31, 2011 PUERTO RICO	Dec. 31, 2013 PUERTO RICO Sale Non Performing Loans [Member]	Jun. 30, 2012 PUERTO RICO Westernbank Assets Capital Gain Treatment [Member]	Dec. 31, 2012 PUERTO RICO Westernbank Assets Capital Gain Treatment [Member]	Dec. 31, 2013 PUERTO RICO Net [Member]	Dec. 31, 2013 Banco Popular Puerto Rico Qualified Pension Plan [Member]	Dec. 31, 2013 E V E R T E C Inc [Member] Sale of stock [Member]
Income Taxes [Line Items]
Marginal Income Tax Rate						39.00%	30.00%
Deferred Tax Assets Net	$ 761,768,000	$ 541,499,000										$ 790,000,000
Deferred Tax Liabilities	135,082,000	161,635,000		2,000,000	10,000,000
Income Tax Examination Minimum Likelihood Of Tax Benefits Being Realized Upon Ultimate Settlement	50.00%
Deferred Tax Assets Valuation Allowance	1,257,977,000	1,260,542,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3,600,000	4,300,000
Income Tax Examination Penalties Accrued	0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	11,900,000	16,900,000
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	7,600,000
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued	1,400,000	1,200,000
Preferential Tax Rate										15.00%
Deferred Tax Assets Other Tax													47,200,000
Deferred Tax Assets, Other Loss Carryforwards													61,100,000
Income Tax Expense Benefit	(251,327,000)	(26,403,000)	114,927,000			(251,327,000)	(26,403,000)	114,927,000	146,400,000					23,700,000
Prepaid Taxes	91,504,000	88,360,000									72,900,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	4,400,000	4,400,000	1,100,000			135,720,000	65,662,000	79,876,000
Income Tax Reconciliation Change in Deferred Tax Asset						$ (197,467,000)	$ 0	$ 103,287,000